DIRECTOR'S REMUNERATION (Tables)	12 Months Ended
Dec. 31, 2021
DIRECTOR'S REMUNERATION
Schedule of total remuneration for directors and key management

	2021	2020
	£’000	£’000
Director’s remuneration for qualifying services	856	532
Senior management loss of office	132	—
Share based payments expense	431	20
Total remuneration for directors and key management	1,416	552